Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 28, 2012 Location	Oct. 30, 2011	Nov. 01, 2009	Oct. 28, 2012 Segment Location	Oct. 30, 2011	Jan. 29, 2012 Segment Location	Jan. 30, 2011		Jan. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of professional customer				440,000		440,000
SKUs of name brand and propriety brand products offering				1,000,000		1,000,000
Product offering, locations	630			630		640
Product offering, states and provinces	46			46		45
Reportable segment				4		4
Capitalized software costs						$ 735	$ 992
Accumulated amortization						1,116	890
Amortization of capitalized software costs	61	61		181	183	244	244		243
Non-cash goodwill impairment charges			224						224	[1]
Self-insurance reserves	97			97		101	101
Revenues						73	56		56
Shipping and handling costs						96	91		84
Advertising expenses						24	21		20
Number of shares of common stock that may be granted under the HDS Plan						12,485,000	21,495,000	[2]	1,582,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares of common stock that may be issued under the HDS Plan						55,600,000
Number of shares of common stock that may be granted under the HDS Plan						30,900,000
Capitalized Software
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Capitalized software costs						71	85
Accumulated amortization						114	92
Amortization of capitalized software costs						28	31		29
Capitalized Software | Minimum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Estimated useful lives of the software						3 years
Capitalized Software | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Estimated useful lives of the software						6 years
Vendor
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Vendor rebates receivables	$ 69			$ 69		$ 71	$ 60
Foreign
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Product offering, states and provinces	9			9		9

[1]	Does not sum due to rounding
[2]	Includes shares granted in conjunction with the Option Exchange Program.